INCOME TAXES (Income Tax Benefit (Expense) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Income tax benefit (expense)
Current: The Netherlands
Current: Subsidiaries outside of The Netherlands	548	2,045	1,249
Deferred: The Netherlands
Deferred: Subsidiaries outside of the Netherlands	$ 87	$ 12	$ 245